Description of Business	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Description of Business
1.	Description of Business

Annie’s, Inc. (the “Company”), a Delaware corporation incorporated on April 28, 2004, is a natural and organic food company. The Company offers over 125 products in the following three product categories: meals; snacks; and dressings, condiments and other. The Company’s products are sold throughout the U.S. and Canada via a multi-channel distribution network that serves the mainstream grocery, mass merchandiser and natural retailer channels. The Company’s headquarters are located in Berkeley, California.

1.	Description of Business

Annie’s, Inc. (the “Company”), a Delaware corporation incorporated April 28, 2004, is a natural and organic food company. The Company offers over 125 products in the following three product categories: meals; snacks; and dressings, condiments and other. The Company’s products are sold throughout the U.S. and Canada via a multi-channel distribution network that serves the mainstream grocery, mass merchandiser and natural retailer channels. The Company’s headquarters are located in Berkeley, California.